Timothy Plan Defensive Strategies Fund
Defensive Strategies Fund CLASS A: TPDAX | CLASS C: TPDCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is the protection of principal through aggressive, proactive reactions to prevailing economic conditions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 83 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 40 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Plan Defensive Strategies Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Plan Defensive Strategies Fund		Class A	Class C
Management Fee		0.60%	0.60%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.43%	0.44%
Fees and Expenses of Acquired Funds		0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	1.36%	2.12%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Plan Defensive Strategies Fund (USD $)	Class A	Class C
1 Year	681	315
3 Years	957	664
5 Years	1,254	1,139
10 Years	2,095	2,452

Expense Example, No Redemption (USD $)	Timothy Plan Defensive Strategies Fund Class C
1 Year	215
3 Years	664
5 Years	1,139
10 Years	2,452

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment sectors set forth below:
  Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.
  Commodities-based Exchange Traded Funds (ETFs), which trade like stocks, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles.
  Treasury-Inflation Protected Securities (TIPS), which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).
  Cash and cash equivalents.
  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.
  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.
  Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such, the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.
  The Fund’s Adviser determines how to invest the Fund’s assets, and the percentages of each investment sleeve to hold in the portfolio, based on fundamental research and with the constant goal of protection of principal through aggressive, proactive reactions to prevailing economic conditions.

PRINCIPAL RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

  Commodities-based Exchange Traded Funds Risk | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, which are indirectly borne by the Fund. These expenses may cause the Fund’s return to be lower.

  Treasury-Inflation Protected Securities Risk | TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

  Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

  Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Who Should Buy This Fund

The Fund is most appropriate for investors who seek a hedge against inflation; understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best Quarter	Worst Quarter
Dec-11	Jun-13
8.42%	-7.07%

Average Annual Total Returns (for periods ending on December 31, 2014)
Average Annual Total Returns Timothy Plan Defensive Strategies Fund		1 Year	5 Year	Since Inception		Inception Date
Class A	[1]	(1.90%)	3.06%	3.67%	[2]	Nov. 04, 2009
Class A Return after taxes on distributions	[1][3]	(2.37%)	2.30%	2.93%	[2]	Nov. 04, 2009
Class A Return after taxes on distributions and sale of shares	[1][3]	(1.05%)	2.20%	2.68%	[2]	Nov. 04, 2009
Class A DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1][4]	9.08%	11.69%	12.42%	[2]	Nov. 04, 2009
Class C		2.03%	3.46%	4.04%	[2]	Nov. 04, 2009
Class C Return after taxes on distributions	[3]	1.88%	2.87%	3.41%	[2]	Nov. 04, 2009
Class C Return after taxes on distributions and sale of shares	[3]	1.17%	2.60%	3.04%	[2]	Nov. 04, 2009
Class C DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)	[4]	9.08%	11.69%	12.42%	[2]	Nov. 04, 2009
[1]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[2]	The Fund commenced investment operations on November 4, 2009.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The DJ Moderately Conservative US Portfolio Index is rebalanced monthly to the appropriate percentage of the risk experienced by the all stock Portfolio Index over the previous 36 months. It reflects a portfolio in which the equities represent 40% of the portfolio, and provides an evaluation of the return on investment considering the amount of risk taken.